Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (54,085)	$ (74,072)	$ (68,939)
Deferred income tax expense/(recovery)	(20,170)	4,866
Deferred tax charged to equity	(183)	(267)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	58,042	69,087
Deferred income tax expense/(recovery)	11,045	(1,253)
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	789	(22)
Deferred income tax expense/(recovery)	(811)	(86)
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	1,857	3,757
Deferred income tax expense/(recovery)	1,900	4,264
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(131,792)	(157,397)
Deferred income tax expense/(recovery)	(25,605)	7,007
Long term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	0
Deferred income tax expense/(recovery)	0	(5,401)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	19,398	15,240
Deferred income tax expense/(recovery)	(4,158)	(548)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(2,379)	(4,737)
Deferred income tax expense/(recovery)	$ (2,358)	$ 1,150